UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
June 30, 2008
(Unaudited)

	Shares		Value
		COMMON STOCKS - 9.0%
		Basic Materials - 4.8%
	1,000,000	Alberta Star Development, Inc. (a)	$323,625
	564,715	Aquiline Resources, Inc. (a)	4,286,451
	78,125	Aquiline Resources, Inc. (Acquired 10//07/05, Cost $238,846) (a)(b)(c)(d)	593,005
	78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665) (a)(b)(c)(d)	593,005
	3,000,000	Benton Resources Corporation (a)	1,471,021
	1,000,000	Candente Resource Corp. (a)	1,372,953
	3,692,681	Capstone Mining Corp. (a)(e)	14,195,655
	400,000	Cardero Resource Corporation (a)	843,385
	3,809,038	East Asia Minerals Corporation (e)	4,856,085
	150,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost $271,423) (b)(c)(d)(e)	191,233
	500,000	Fission Energy Corp. (a)	392,272
	1,298,265	Golden Cycle Gold Corporation (a)(e)	13,735,644
	3,235,000	Pershing Resources Corporation Inc. (a)	226,450
	1,000,000	Powertech Uranium Corporation (a)	1,323,919
	1,821,403	Rimfire Minerals Corporation (a)(e)	1,679,042
	1,085,113	Silverstone Resources Corporation (Acquired 12/16/03, Cost $1,803,514) (a)(b)(c)(d)	2,819,996
	1,737,599	Silverstone Resources Corporation (Acquired 12/16/03 - 12/15/04, Cost $0) (a)(b)(c)(d)	4,515,679
	432,628	Silverstone Resources Corporation (Acquired 12/21/05 & 5/03/06, Cost $0) (a)(b)(c)(d)	1,124,314
	400,000	Silverstone Resources Corporation (Acquired 4/04/07, Cost $500,338) (a)(b)(c)(d)	1,039,521
	3,000,000	Southampton Ventures, Inc. (a)(e)	617,829
	666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,588) (a)(b)(c)(d)	771,469
	333,333	YGC Resources Ltd. (Acquired 4/20/07, Cost $295,714) (a)(b)(c)(d)	385,734
			57,358,287

		Health Care - 0.0%
	850,000	ADVENTRX Pharmaceuticals, Inc. (a)	316,625
	375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $295,714) (a)(b)(c)(d)	139,688
			456,313

		Metals & Mining - 4.1%
	3,500,000	Abacus Mining & Exploration Corporation (a)	1,372,953
	2,797,000	Andean American Mining Corp. (a)(e)	1,042,326
	1,282,000	Antares Minerals (a)	5,028,930
	1,500,000	Ascot Resources Ltd. (a)(e)	956,164
	360,000	Ascot Resources Ltd. (Acquired 7/05/07, Cost $507154) (a)(b)(c)(d)(e)	229,479
	1,140,000	Ascot Resources Ltd. (Acquired 12/20/07, Cost $1,996,910) (a)(b)(c)(d)(e)	726,684
	20,000	Bear Creek Mining Corporation (Acquired 2/05/07, Cost $72,699) (a)(b)(c)(d)	97,087
	4,000,000	Brilliant Mining Corp. (a)(e)	2,785,133
	960,000	Callinan Mines Ltd (a)	2,297,146
	2,000,000	Castillian Resources Corp. (a)	921,840
	2,000,000	Commander Resources Ltd. (a)	372,659
	250,000	Crosshair Exploration & Mining Corporation (Acquired 11/04/05, Cost $326,166) (a)(b)(c)(d)	196,136
	1,000,000	Duran Ventures, Inc. (a)	1,157,203
	807,000	Evolving Gold Corp. (a)	427,361
	950,000	Evolving Gold Corp Restricted (Acquired 2/27/08, Cost $957081) (a)(b)(c)(d)	427,626
	1,700,000	Fortuna Silver Mines, Inc. (a)	3,434,343
	530,000	Fortuna Silver Mines, Inc. (Acquired 1/11/07, Cost $853,788) (a)(b)(c)(d)	1,070,707
	857,143	Franklin Lake Resources Inc. (a)	128,571
	1,500,000	Fury Explorations Ltd. (a)(e)	912,033
	600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744) (a)(b)(c)(d)(e)	364,813
	30,000	Goldcorp, Inc.	1,385,100
	1,000,000	Grande Portage Resources Ltd. (a)	127,488
	800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356) (a)(b)(c)(d)	101,991
	1,400,000	Grayd Resource Corp. (a)	631,558
	1,000,000	Great Panther Resources Ltd (a)	1,216,044
	1,000,000	International Tower Hill Mines Ltd. (a)	1,588,703
	175,000	International Tower Hill Mines Ltd. (Acquired 5/09/07, Cost $379,895) (a)(b)(c)(d)	278,023
	1,000,000	Kootenay Gold, Inc. (a)(e)	1,931,941
	500,000	Kootenay Gold, Inc. (Acquired 2/27/08, Cost $763823) (a)(b)(c)(d)(e)	821,075
	825,000	Kootenay Gold, Inc. (Acquired 6/18/08, Cost $1,782,468) (a)(b)(c)(d)(e)	1,354,773
	1,500,000	Macarthur Minerals Ltd (a)(e)	2,942,042
	800,000	Mansfield Minerals, Inc. (a)	1,977,052
	460,000	Maximus Ventures Ltd (a)	239,090
	460,000	NFX Gold Inc. (a)	248,112
	1,732,500	Niblack Mining Corp. (a)(e)	441,748
	525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050) (a)(b)(c)(d)(e)	133,863
	400,000	Niblack Mining Corp. (Acquired 3/15/07, Cost $289,167) (a)(b)(c)(d)(e)	101,991
	1,000,000	Norsemont Mining, Inc. (a)	3,873,688
	1,432,000	Palladon Ventures Ltd (a)	1,151,554
	4,000,000	Selkirk Metals Corp. (a)(e)	1,510,248
	1,400,000	Skygold Ventures Ltd. (a)	1,029,715
	1,500,000	TNR Gold Corp. (a)	397,176
	800,000	Trevali Resources Corporation Com (a)	1,451,407
	2,000,000	Valencia Ventures, Inc. (a)	451,113
	1,000,000	Victoria Resource Corp. (a)	735,510
			50,070,199

		Pollution Control - 0.0%
	628,209	Migami, Inc. (a)	106,796
	1,316,300	Sonic Technology Solutions, Inc. (a)	387,261
			494,057

		Securities, Commodity Contracts, and Other Financial Investments - 0.1%
	532,000	Rockgate Capital Corp. (a)	511,288

		Technology - 0.0%
	398,432	Aura Systems, Inc. (a)	424,330
		TOTAL COMMON STOCKS (Cost $106,049,529)	109,314,474

		INVESTMENT COMPANIES - 0.1%
	40,000	Ultrashort Real Estate Proshares	1,068,400
		TOTAL INVESTMENT COMPANIES (Cost $1,393,478)	1,068,400

		WARRANTS - 0.1%
		Ascot Resources Ltd.
	180,000	Expiration: July, 2009, Excercise Price: $2.00 CAD	18,041
		(Acquired 7/05/07, Cost $1,800) (b)(c)(d)
	570,000	Expiration: December, 2009, Excercise Price: $2.25 CAD	35,384
		(Acquired 12/20/07, Cost $5,700) (b)(c)(d)
		Aura Systems, Inc.
	105,990	Expiration: January, 2011, Excercise Price: $4.00	0
		(Acquired 3/21/06, Cost $1,060) (b)(c)(d)
		Chesapeake Gold Corp.
	43,500	Expiration: February, 2012, Excercise Price: $8.00 CAD	106,333
		(Acquired 3/17/06, Cost $0) (b)(c)(d)
		Evolving Gold Corp.
	475,000	Expiration: February, 2010, Excercise Price: $1.50 CAD	64,051
		(Acquired 2/27/08, Cost $4,750) (b)(c)(d)
		Fortuna Silver Mines, Inc.
	265,000	Expiration: July, 2008, Excercise Price: $2.30 CAD	2,417
		(Acquired 1/11/07, Cost $2,650) (b)(c)(d)
		Fury Explorations Ltd.
	300,000	Expiration: September, 2008, Excercise Price: $1.25 CAD	1,059
		(Acquired 9/20/06, Cost $3,000) (b)(c)(d)
		International Tower Hill Mines Ltd.
	175,000	Expiration: May, 2009, Excercise Price: $3.00 CAD	4,668
		(Acquired 5/09/07, Cost $1,750) (b)(c)(d)
		Kootenay Gold, Inc.
	250,000	Expiration: August, 2009, Excercise Price: $1.80 CAD	203,589
		(Acquired 2/27/08, Cost $2,500) (b)(c)(d)
	412,500	Expiration: June, 2010, Excercise Price: $2.75 CAD	207,322
		(Acquired 6/18/08, Cost $4,125) (b)(c)(d)
		Niblack Mining Corp.
	200,000	Expiration: September, 2008, Excercise Price: $1.25 CAD	0
		(Acquired 3/15/07, Cost $2,000) (b)(c)(d)
		Silverstone Resources Corp.
	200,000	Expiration: April, 2009, Excercise Price: $2.10 CAD	179,131
		(Acquired 4/04/07, Cost $2,000) (b)(c)(d)
		TOTAL WARRANTS (Cost $31,335)	821,995

	Contracts (100 shares per contract)
		PURCHASED OPTIONS - 1.6%
		AMEX Composite Index
	200	Expiration: October, 2008, Exercise Price: $210.00	372,000
		Burger King Holdings, Inc.
	300	Expiration: January, 2009, Exercise Price: $30.00	147,000
		Corning Inc.
	400	Expiration: August, 2008, Exercise Price: $25.00	98,000
		Inter@ctive Week Internet
	1,300	Expiration: July, 2008, Exercise Price: $190.00	1,300,000
	700	Expiration: July, 2008, Exercise Price: $200.00	700,000
	200	Expiration: January, 2009, Exercise Price: $210.00	450,000
		Pan American Silver Corp.
	1,000	Expiration: July, 2008, Exercise Price: $40.00	550,000
		S&P 400 Midcap Index
	100	Expiration: August, 2008, Exercise Price: $780.00	152,000
		SPDR Trust Series 1
	500	Expiration: September, 2008, Exercise Price: $127.00	253,500
	1,500	Expiration: September, 2008, Exercise Price: $130.00	941,250
	6,000	Expiration: September, 2008, Exercise Price: $131.00	4,065,000
	1,500	Expiration: September, 2008, Exercise Price: $132.00	1,102,500
	1,000	Expiration: September, 2008, Exercise Price: $133.00	787,500
	2,000	Expiration: September, 2008, Exercise Price: $134.00	1,705,000
	3,000	Expiration: September, 2008, Exercise Price: $135.00	2,737,500
	1,500	Expiration: September, 2008, Exercise Price: $136.00	1,462,500
	1,500	Expiration: September, 2008, Exercise Price: $137.00	1,567,500
		Varian Medical Systems, Inc.
	500	Expiration: November, 2008, Exercise Price: $50.00	162,500
		VistaPrint Limited
	500	Expiration: October, 2008, Exercise Price: $25.00	140,000
		W.W. Grainger, Inc.
	300	Expiration: October, 2008, Exercise Price: $85.00	213,000
		TOTAL PURCHASED OPTIONS (Cost $13,822,380)	18,906,750

	Shares
		SHORT TERM INVESTMENTS - 83.2%
		Mutual Funds - 3.3%
		Federated US Treasury Cash Reserve Fund
	40,339,838	1.360%, 12/31/2031 (c)	40,339,838

	Principal
	Amount
		U.S. Treasury Bills - 79.9%
	$32,000,000	3.030%, 07/03/2008 (f)(h)	31,994,776
	17,000,000	3.120%, 07/10/2008 (f)(h)	16,987,157
	117,000,000	2.936%, 07/17/2008 (f)(h)	116,851,995
	23,000,000	2.237%, 07/24/2008 (f)(h)	22,968,019
	30,000,000	1.962%, 07/31/2008 (f)(h)	29,952,216
	40,500,000	1.907%, 08/07/2008 (f)(h)	40,422,610
	32,000,000	1.792%, 08/14/2008 (g)(h)	31,931,644
	59,000,000	1.735%, 08/21/2008 (f)(h)	58,858,620
	67,000,000	1.679%, 08/28/2008 (g)(h)	66,823,242
	26,600,000	1.450%, 09/04/2008 (g)(h)	26,517,141
	19,000,000	1.297%, 09/11/2008 (f)(h)	18,936,160
	26,000,000	1.028%, 09/18/2008 (g)(h)	25,897,690
	58,000,000	1.354%, 09/25/2008 (g)(h)	57,760,982
	30,000,000	1.364%, 10/02/2008 (g)(h)	29,857,410
	15,000,000	1.363%, 10/09/2008 (g)(h)	14,923,665
	118,000,000	1.560%, 10/16/2008 (f)(h)	117,357,490
	24,000,000	1.527%, 10/23/2008 (g)(h)	23,860,008
	30,000,000	1.723%, 10/30/2008 (g)(h)	29,813,460
	25,000,000	1.888%, 11/06/2008 (g)(h)	24,824,700
	20,000,000	1.914%, 11/13/2008 (g)(h)	19,849,480
	43,500,000	1.883%, 11/20/2008 (g)(h)	43,153,392
	20,000,000	1.936%, 11/28/2008 (h)	19,829,160
	17,000,000	1.890%, 12/04/2008 (f)(h)	16,846,626
	35,000,000	2.128%, 12/11/2008 (g)(h)	34,666,905
	22,000,000	2.151%, 12/18/2008 (g)(h)	21,782,662
	24,000,000	2.087%, 12/26/2008 (g)(h)	23,748,432
			966,415,642
		TOTAL SHORT TERM INVESTMENTS (Cost $1,007,198,541)	1,006,755,480
		Total Investments (Cost $1,128,495,263) - 94.0%	1,136,867,099
		Other Assets in Excess of Liabilities - 6.0%	72,992,866
		TOTAL NET ASSETS - 100.0%	$1,209,859,965

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	All or a portion of the securities have been committed as collateral for open short positions.
(g)	All or a portion of the securities have been committed as collateral for futures contracts.
(h)	Rate shown is the calculated yield to maturity.
(i)	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:
	Cost of investments		$1,143,705,477
	Gross unrealized appreciation		32,173,912
	Gross unrealized depreciation		(39,012,290)
	Net unrealized appreciation		$(6,838,378)

CAD	Canadian Dollars

Prudent Bear Fund
Schedule of Securities Sold Short
June 30, 2008
(Unaudited)

Shares		Value
146,630	Advanced Energy Industries, Inc.	$2,008,831
50,000	Allergan, Inc.	2,602,500
240,000	American Express Co.	9,040,800
197,100	American Reprographics Co.	3,281,715
13,945	AMR Corporation	71,398
380,000	AngloGold Ashanti Limited - ADR	12,897,200
600,000	Apex Silver Mines Ltd.	2,946,000
495,000	Autonation, Inc.	4,959,900
342,000	Bank of America Corporation	8,163,540
30,000	Barrick Gold Corp.	1,365,000
20,000	BE Aerospace, Inc.	465,800
150,000	Best Buy Co., Inc.	5,940,000
318,800	Brunswick Corporation	3,379,280
250,000	Burger King Holdings, Inc.	6,697,500
230,000	Cameco Corporation	9,860,100
95,000	Capital One Financial Corp.	3,610,950
120,000	Carnival Corp.	3,955,200
550,000	ConAgra Foods, Inc.	10,604,000
30,000	Consumer Staples Select Sector SPDR - ETF	802,500
240,000	Denison Mines Corp.	2,097,087
310,000	Dentsply International, Inc.	11,408,000
430,000	Dick's Sporting Goods, Inc.	7,628,200
215,000	EMC Corporation	3,158,350
130,000	Energizer Holdings, Inc.	9,501,700
186,000	Fannie Mae	3,628,860
270,000	Financial Select Sector SPDR - ETF	5,470,200
180,000	Fortune Brands, Inc.	11,233,800
65,000	Foundry Networks, Inc.	768,300
191,000	Freddie Mac	3,132,400
6,000	Freeport-McMoRan Copper & Gold, Inc.	703,140
320,000	Genworth Financial, Inc.	5,699,200
125,000	Golden Star Resources Ltd.	336,250
75,000	Harley-Davidson, Inc.	2,719,500
258,000	Home Depot, Inc.	6,042,360
685,000	Industrial Select Sector SPDR - ETF	23,296,850
340,000	ING Groep NV - ADR	10,727,000
425,000	International Game Technology	10,616,500
65,000	iShares Dow Jones U.S. Transportation Average Index - ETF	5,747,950
30,000	iShares Russell 2000 Growth Index - ETF	2,284,800
225,000	Ivanhoe Mines Ltd.	2,454,750
320,000	Ivanhoe Mines Ltd.	3,467,687
50,000	Jabil Circuit, Inc.	820,500
170,000	JDS Uniphase Corp.	1,931,200
178,000	Juniper Networks, Inc.	3,948,040
190,000	Lamar Advertising Co.	6,845,700
290,000	Lehman Brothers Holdings Inc.	5,744,900
410,000	Maguire Properties, Inc.	4,989,700
315,000	Manitowoc Company, Inc.	10,246,950
695,000	Masco Corp.	10,932,350
127,100	Maxim Integrated Products, Inc.	2,688,165
20,000	Merrill Lynch & Co., Inc.	634,200
38,000	MGIC Investment Corporation	232,180
95,000	Mohawk Industries, Inc.	6,089,500
30,000	Morgan Stanley	1,082,100
410,000	Motorola, Inc.	3,009,400
30,000	National Semiconductor Corp.	616,200
60,000	Nokia Corp. - ADR	1,470,000
350,000	Novagold Resources, Inc.	2,629,205
315,000	Old Republic International Corp.	3,729,600
230,000	Patterson Companies, Inc.	6,759,700
19,000	The PMI Group Inc.	37,050
84,000	Pool Corporation	1,491,840
255,424	Riverbed Technology, Inc.	3,504,417
485,000	Robert Half International, Inc.	11,625,450
175,000	Rockwell Automation, Inc.	7,652,750
261,000	Royal Caribbean Cruises Ltd.	5,864,670
945,000	Sara Lee Corp.	11,576,250
380,000	The Scotts Co.	6,676,600
163,600	Simpson Manufacturing Co., Inc.	3,883,864
235,000	SPDR Trust Series 1 - ETF	30,075,300
290,000	Starbucks Corp.	4,564,600
120,000	Stratasys, Inc.	2,215,200
182,000	SunTrust Banks, Inc.	6,592,040
345,000	Synovus Financial Corp.	3,011,850
890,000	Technology Select Sector SPDR - ETF	20,389,900
300,000	Telefonaktiebolaget LM Ericsson - ADR	3,120,000
120,000	Thor Industries, Inc.	2,551,200
100,000	Varian Medical Systems, Inc.	5,185,000
145,000	VistaPrint Limited	3,880,200
27,000	VMware Inc.	1,454,220
110,000	Vulcan Materials Co.	6,575,800
120,000	W.W. Grainger, Inc.	9,816,000
134,000	Wachovia Corporation	2,081,020
100,000	Wells Fargo & Company	2,375,000
370,000	Whole Foods Market, Inc.	8,765,300
165,000	Williams-Sonoma, Inc.	3,273,600
40,000	Wynn Resorts Ltd	3,254,000
	TOTAL SECURITIES SOLD SHORT (Proceeds $530,261,882)	$470,667,809

Prudent Global Income Fund
Schedule of Investments
June 30, 2008
(Unaudited)

	Shares			Value
			COMMON STOCKS - 5.5%
			Canada - 4.7%
	90,186		Agnico-Eagle Mines Limited	$6,765,056
	2,500,000		BacTech Mining Corporation (a)	367,755
	445,000		Central Fund of Canada Limited - Class A	5,762,750
	300,000		Kinross Gold Corporation	7,083,000
	279,375		Yamana Gold, Inc.	4,620,862
				24,599,423
			United States - 0.8%
	20,000		Newmont Mining Corp.	1,043,200
	100,000		Royal Gold, Inc.	3,136,000
				4,179,200
			TOTAL COMMON STOCKS (Cost $12,475,199)	28,778,623

	Principal
	Amount
			CONVERTIBLE BONDS - 0.3%
	2,230,050	CAD	BacTech Mining Corporation	1,471,021
			10.000%, 03/15/2009 (Acquired 03/15/04, Cost $2,230,050) (b) (c) (d)
			TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,471,021

			STRUCTURED NOTES - 3.0%
			UBS Gold Bullion Notes
	$7,000,000		0.000%, 08/29/2008 (a) (e)	15,487,500
			TOTAL STRUCTURED NOTES (Cost $7,000,000)	15,487,500

			FOREIGN TREASURY OBLIGATIONS - 67.6%
			Australia - 3.2%
			Australian Government Bond
	17,125,000	AUD	8.750%, 08/15/2008	16,449,312
			Belgium - 3.8%
			Kingdom of Belgium Bond
	12,450,000	EUR	3.000%, 09/28/2008	19,530,470
			Canada - 9.3%
			Canada Government Bond
	35,050,000	CAD	4.250%, 12/01/2008	34,553,312
	1,461,000,000	JPY	1.900%, 03/23/2009	13,879,259
				48,432,571
			Denmark - 4.4%
			Kingdom of Denmark Bond
	108,040,000	DKK	4.000%, 08/15/2008	22,782,398
			France - 3.0%
			France Treasury Note
	9,935,000	EUR	4.000%, 09/12/2009	15,503,631
			Germany - 3.3%
			Bundesschatzanweisungen German Bond
	10,700,000		3.750%, 12/12/2008	16,788,221
			Hong Kong - 6.0%
			Hong Kong Treasury Bill
	245,000,000	HKD	1.498%, 01/07/2009 (f)	31,191,959
			Italy - 3.8%
			Republic of Italy Bond
	2,100,000,000	JPY	0.650%, 03/20/2009	19,739,031
			Netherlands - 3.7%
			Netherlands Government Bond
	12,450,000	EUR	3.750%, 07/15/2009	19,417,425
			Norway - 4.6%
			Norwegian Government Bond
	12,770,000	NOK	5.500%, 05/15/2009	2,488,094
			Norwegian Treasury Bill
	110,300,000	NOK	4.892%, 09/17/2008 (f)	21,395,150
				23,883,244
			Singapore - 5.4%
			Singapore Government Bond
	37,250,000	SGD	4.375%, 01/15/2009	27,916,104
			Sweden - 4.4%
			Swedish Government Bond
	136,480,000	SEK	5.000%, 01/28/2009	22,727,593
			Switzerland - 12.7%
			Swiss Government Bond
	66,870,000	CHF	3.250%, 02/11/2009	65,706,460
			TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $335,568,324)	350,068,419

	Shares
			SHORT TERM INVESTMENTS - 22.0%
			Mutual Funds - 4.6%
	23,580,691		Federated US Treasury Cash Reserve Fund	23,580,691

	Principal
	Amount
			U.S. Treasury Bills - 17.4%
			U.S. Treasury Bills
	5,000,000		0.778%, 07/03/2008 (f)	4,999,736
	5,500,000		0.819%, 07/10/2008 (f)	5,498,307
	3,000,000		1.429%, 07/17/2008 (f)	2,998,385
	2,500,000		1.532%, 07/24/2008 (f)	2,498,233
	3,000,000		1.726%, 07/31/2008 (f)	2,997,121
	1,300,000		1.706%, 08/07/2008 (f)	1,298,375
	3,300,000		1.727%, 08/14/2008 (f)	3,294,788
	4,000,000		1.738%, 08/21/2008 (f)	3,991,549
	20,000,000		1.738%, 08/28/2008 (f)	19,950,913
	5,000,000		1.734%, 09/04/2008 (f)	4,984,425
	2,100,000		1.704%, 09/11/2008 (f)	2,092,944
	1,000,000		1.807%, 09/18/2008 (f)	996,065
	5,000,000		1.736%, 09/25/2008 (f)	4,979,395
	9,000,000		1.869%, 10/02/2008 (f)	8,957,223
	19,000,000		1.839%, 10/09/2008 (f)	18,903,309
	2,000,000		1.850%, 10/16/2008 (f)	1,989,110
				90,429,878
			TOTAL SHORT TERM INVESTMENTS (Cost $114,016,924)	114,010,569
			Total Investments (Cost $471,290,497) (g) - 98.4%	509,816,132
			Other Assets in Excess of Liabilities - 1.6%	8,422,595
			TOTAL NET ASSETS - 100.0%	$518,238,727

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	Rate shown is the calculated yield to maturity.
(g)	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:
	Cost of investments			$473,666,797
	Gross unrealized appreciation			39,084,310
	Gross unrealized depreciation			(2,934,975)
	Net unrealized appreciation			$36,179,335

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to the Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
JPY	Japanese Yen
NOK	Norwegian Kroner
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudent Bear Funds

By (Signature and Title)    /s/ David W. Tice
David W. Tice, President

Date                                8/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David W. Tice
David W. Tice, President

Date                                8/18/08

By (Signature and Title)*      /s/ David W. Tice
David W. Tice, Treasurer

Date                               8/18/08

* Print the name and title of each signing officer under his or her signature.